Nature of the Business and Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	100.00%	100.00%
Omagine, Inc.
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%
RCA
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	25.00%	25.00%
CCC-Panama
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	10.00%	10.00%
CCC-Oman
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	5.00%	5.00%